Operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint operations [abstract]
Schedule of Equity Interest in Subsidiaries of the Company
The Company’s shareholding structure and operating activities in which its subsidiaries are engaged at December 31, 2020 and 2019 and changes for the year are as follows:

				% equity interest
				December 31,
Company	Type of investment	Main activity	Country	2020	2019

TudoAzul S.A.	Direct	Loyalty programs	Brazil	100.00%	100.00%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Direct	Airline operations	Brazil	100.00%	100.00%
TwoTaxi Aéreo Ltda. (Azul Conecta) (a)	Indirect	Airline operations	Brazil	100.00%	—
ATS Viagens e Turismo Ltda.	Indirect	Package holidays	Brazil	99.90%	99.90%
Fundo Garoupa (b)	Indirect	Exclusive investment fund	Brazil	—	100.00%
Fundo Safira	Indirect	Exclusive investment fund	Brazil	100.00%	100.00%
Cruzeiro Participações S.A	Indirect	Holding of equity interests in other companies	Brazil	99.90%	99.90%
Azul Investments LLP	Indirect	Funding	USA	100.00%	100.00%
Azul SOL LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Finance LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Finance 2 LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Blue Sabiá LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Canela Investments LLC (Canela)	Indirect	Aircraft financing	USA	100.00%	100.00%
Canela 407 LLC ( c)	Indirect	Aircraft financing	USA	—	100.00%
Canela 429 LLC ( c)	Indirect	Aircraft financing	USA	—	100.00%
Canela Turbo Three LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Global AzulAirProjects, SGPS, S.A. (Global) (d)	Indirect	Equity holoding in other companies	Portugal	—	45.45%
Daraland S.A. (e)	Indirect	Holding	Uruguay	—	100.00%
Encenta S.A. (Azul Uruguai) (e)	Indirect	Airline operations	Uruguay	—	100.00%
Azul Saíra LLC (f)	Indirect	Aircraft financing	USA	100.00%	—

(a)	Subsidiary acquired on May 14, 2020 (see Note 2).
(b)	Investment fund closed in January 2020.
(c)	Subsidiaries closed in August 2020.
(d)	Divestiture in October 2020.
(e)	Subsidiary closed in December 2020.
(f)	Subsidiary established on December 7, 2020.

Covid 19 impacts on the consolidated financial statements	aking into consideration the economic scenario and the risks and uncertainties from the impacts of the economic and sanitary crisis unleashed by the COVID-19 pandemic, the following adjustments were recorded during the year:

Description of adjustments		December 31, 2020

Decrease in lease liabilities	(a)	5,701,928
Write-off of right of use (leased property and equipment)	(a)	(4,799,040)
Loss on fair value of conversion right – TAP Bond	(b)	(637,639)
Interest expense on reimbursement to customers	(c)	(8,800)
Effect on profit for the year		256,449

Reclassifications		December 31, 2020

Airline traffic liability	(c)	(212,542)
Obligations with reimbursement to customers	(c)	212,542

(a)
During the year, the Company renegotiated 96% of the aircraft and engine lease contracts. Such renegotiations included the deferral of payments and changes in contractual terms, and as a consequence, it was necessary to apply the requirements for contractual modification contained in IFRS 16 – Leases, which resulted in the reduction of the lease liability and the right-of-use assets, the difference was recognized in the statements of operations for the year.

(b)
On August 10, 2020, as informed at the Extraordinary General Meeting, due to the crisis caused by the COVID-19 pandemic, the Portugal Government's negotiated an aid of €1.2 billion for the airline TAP with the European Commission, conditional upon, among other factors, eliminating the right to convert senior bonds, since they would not be diluted by the Portugal Government's financial contribution. As a consequence, the elimination of the conversion right resulted in a loss recognized in the consolidated statement of operations of R$637,639, recorded under “Result from related party transactions, net”; and

(c)	The amounts corresponding to customer reimbursement obligations, provided for in Law No. 14,034/20, resulting from flight cancellation, were reclassified to the line item of reimbursement to customers, in current liabilities, and subsequently adjusted by the National Consumer Price Index (“INPC”).

Breakdown of balances of provision for impairment and onerous liability

	December 31,
Description	2020	2019

Provision for impairment of ROU	(706,614)	(1,351,431)
Provision for impairment of aircraft and engines	(211,062)	(171,050)
Provision for impairment of rotables	(225,797)	(509,725)
Provision for impairment of inventories	(18,334)	(14,784)
Provision for impairment of other assets	(56,741)	(28,592)
Total provision for impairment of Company assets	(1,218,548)	(2,075,582)
Provision for onerous liabilities	(1,340,522)	(821,751)

Rollforward of the provision for impairment and onerous liability

Description	Impairment of assets	Onerous liabilities	Total

Balance at December 31, 2019	(2,075,582)	(821,751)	(2,897,333)
Foreign currency exchange	—	(213,280)	(213,280)
Interest expense – adjustment of the provision for onerous liabilities	—	(206,011)	(206,011)
Addtiions of onerous liabilities	—	(362,426)	(362,426)
Consumption of aircraft material and rotables / onerous liabilities	272,006	262,946	534,952
Maintenance reserve	(20,486)	—	(20,486)
Sale of aircraft	13,123	—	13,123
Renegotiation of lease contracts (lease modification)	581,926	—	581,926
Other	10,465	—	10,465
Balance at December 31, 2020	(1,218,548)	(1,340,522)	(2,559,070)